Capital and reserves - Summary Of Movements In GHI and GHL (Detail) shares in Thousands	6 Months Ended
Jun. 30, 2023 shares
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
In issue at January 1- in issue	3,736,078
Restricted share units vested	44,729
Exercise of share options	923
Equity stock purchase plan issuance	2,890
Conversion of Class B ordinary shares to Class A ordinary shares	5,928
In issue at June 30	3,790,548
Restricted ordinary shares issued but not fully vested	0
In issue at June 30 - fully paid	3,790,548
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
In issue at January 1- in issue	125,780
Restricted share units vested	4,498
Exercise of share options	0
Equity stock purchase plan issuance	0
Conversion of Class B ordinary shares to Class A ordinary shares	(5,928)
In issue at June 30	124,350
Restricted ordinary shares issued but not fully vested	(10,817)
In issue at June 30 - fully paid	113,533